Transition to IFRS	12 Months Ended
Dec. 31, 2020
Disclosure Of First Time Adoption [Abstract]
Transition to IFRS	Transition to IFRS
The Partnership adopted IFRS effective September 30, 2020. Prior to the adoption of IFRS, the Partnership prepared its financial statements in accordance with its previous GAAP. As a result, the 2019 comparative information has been adjusted from amounts previously reported in the Partnership’s financial statements prepared in accordance with its previous GAAP. IFRS 1 – First-time Adoption of International Financial Reporting Standards (or IFRS 1) requires first-time adopters to apply IFRS retrospectively. The Partnership’s transition date is January 1, 2019 (or the Transition Date) and a consolidated statement of financial position has been prepared as at that date. These consolidated financial statements, including all periods presented, have been prepared in accordance with the IFRS accounting policies described in Note 2.
a.Presentation of consolidated financial statements
A full reconciliation of the Partnership's consolidated statements of financial position reported under its previous GAAP to that prepared under IFRS is presented below:

	As at January 1, 2019
	Previous		IFRS
	GAAP	Reclassifications(1)	Adjustments	IFRS
Previous GAAP	$	$	$	$	IFRS
ASSETS					ASSETS
Current					Current Assets
Cash and cash equivalents	225,040	—	—	225,040	Cash and cash equivalents
Restricted cash	8,540	1,028	—	9,568	Financial assets
Accounts receivable	141,903	1,807	—	143,710	Accounts and other receivable, net
Vessels held for sale	12,528	—	—	12,528	Vessels and equipment classified as held for sale
	—	20,254	—	20,254	Inventory
Due from affiliates	58,885	—	—	58,885	Due from related parties
Prepaid expenses	32,199	(11,210)	—	20,989	Other assets
Other current assets	11,879	(11,879)	—	—
Total current assets	490,974	—	—	490,974	Total current assets
					Non-current assets
		2,075	—	2,075	Financial assets
		36,536	—	36,536	Accounts and other receivable, net
Vessels and equipment, at cost less accumulated depreciation	4,196,909	—	(648,408)	3,548,501	Vessels and equipment
Advances on newbuilding contracts and conversion costs	73,713	—	40,083	113,796	Advances on newbuilding __contracts
Investments in equity-accounted joint ventures	212,202	—	(3,383)	208,819	Equity-accounted investments
Deferred tax asset	9,168	—	—	9,168	Deferred tax assets
Due from affiliates	949	—	—	949	Due from related parties
Other assets	198,992	(38,611)	24,810	185,191	Other assets
Goodwill	129,145	—	(2,032)	127,113	Goodwill
	4,821,078	—	(588,930)	4,232,148	Total non-current assets
Total assets	5,312,052	—	(588,930)	4,723,122	Total assets
LIABILITIES AND EQUITY					LIABILITIES
Current					Current liabilities
Accounts payable	16,423	200,708	(3,651)	213,480	Accounts payable and other
Accrued liabilities	129,896	(129,896)	—	—
Deferred revenues	55,750	(55,750)	—	—
Current portion of derivative instruments	23,290	—	—	23,290	Other financial liabilities
Due to affiliates	183,795	—	—	183,795	Due to related parties
Current portion of long-term debt	554,336	—	—	554,336	Borrowings
Other current liabilities	15,062	(15,062)	—	—
Total current liabilities	978,552	—	(3,651)	974,901	Total current liabilities
					Non-current liabilities
Other long-term liabilities	236,616	(2,183)	30,299	264,732	Accounts payable and other
Derivatives instruments	94,354	—	50,513	144,867	Other financial liabilities
Long-term debt	2,543,406	—	—	2,543,406	Borrowings
		2,183	—	2,183	Deferred tax liabilities
	2,874,376	—	80,812	2,955,188	Total non-current liabilities
Total liabilities	3,852,928	—	77,161	3,930,089	Total liabilities
EQUITY					EQUITY
Limited partners - common units	883,090	—	(533,002)	350,088	Limited partners - common units
Limited partners - preferred units	384,274	—	—	384,274	Limited partners - preferred units
General partner	15,055	—	(4,084)	10,971	General partner
Warrants	132,225	—	(132,225)	—
Accumulated other comprehensive income	7,361	—	—	7,361	Accumulated other comprehensive income
Non-controlling interests	37,119	—	3,220	40,339	Non-controlling interests in subsidiaries
Total equity	1,459,124	—	(666,091)	793,033	Total equity
Total liabilities and equity	5,312,052	—	(588,930)	4,723,122	Total liabilities and equity

	As at December 31, 2019
	Previous		IFRS	IFRS
	GAAP	Reclassifications(1)	Adjustments
Previous GAAP	$	$	$	$	IFRS
ASSETS					ASSETS
Current					Current Assets
Cash and cash equivalents	199,388	—	—	199,388	Cash and cash equivalents
Restricted cash	17,798	1,124	89,070	107,992	Financial assets
Accounts receivable	204,020	805	—	204,825	Accounts and other receivable, net
Vessels held for sale	15,374	—	—	15,374	Vessels and equipment classified as held for sale
	—	18,581	—	18,581	Inventory
Prepaid expenses	29,887	(13,043)	—	16,844	Other assets
Other current assets	7,467	(7,467)	—	—
Total current assets	473,934	—	89,070	563,004	Total current assets
					Non-current assets
Restricted cash - long-term	89,070	—	(89,070)	—	Financial assets
		17,276	—	17,276	Accounts and other receivable, net
Vessels and equipment, at cost less accumulated depreciation	3,511,758	—	(486,042)	3,025,716	Vessels and equipment
Advances on newbuilding contracts	257,017	—	40,083	297,100	Advances on newbuilding contracts
Investments in equity-accounted joint ventures	234,627	—	(2,411)	232,216	Equity-accounted investments
Deferred tax asset	7,000	—	—	7,000	Deferred tax assets
Other assets	220,716	(17,276)	15,373	218,813	Other assets
Goodwill	129,145	—	(2,032)	127,113	Goodwill
	4,449,333	—	(524,099)	3,925,234	Total non-current assets
Total assets	4,923,267	—	(435,029)	4,488,238	Total assets
LIABILITIES AND EQUITY					LIABILITIES
Current					Current liabilities
Accounts payable	56,699	206,756	9,163	272,618	Accounts payable and other
Accrued liabilities	140,976	(140,976)	—	—
Deferred revenues	53,728	(53,728)	—	—
Current portion of derivative instruments	18,956	2,741	—	21,697	Other financial liabilities
Due to related parties	20,000	—	1,306	21,306	Due to related parties
Current portion of long-term debt	353,238	—	—	353,238	Borrowings
Other current liabilities	14,793	(14,793)	—	—
Total current liabilities	658,390	—	10,469	668,859	Total current liabilities
					Non-current liabilities
Other long-term liabilities	223,877	(24,422)	23,204	222,659	Accounts payable and other
Derivatives instruments	143,222	21,289	—	164,511	Other financial liabilities
Long-term debt	2,825,712	—	5,562	2,831,274	Borrowings
		3,133	—	3,133	Deferred tax liabilities
	3,192,811	—	28,766	3,221,577	Total non-current liabilities
Total liabilities	3,851,201	—	39,235	3,890,436	Total liabilities
EQUITY					EQUITY
Limited partners - common units	505,394	—	(335,657)	169,737	Limited partners - common units
Limited partners - preferred units	384,274	—	—	384,274	Limited partners - preferred units
General partner	12,164	—	(2,577)	9,587	General partner
Warrants	132,225	—	(132,225)	—
Accumulated other comprehensive income	4,410	—	—	4,410	Accumulated other comprehensive income
Non-controlling interests	33,599	—	(3,805)	29,794	Non-controlling interests in subsidiaries
Total equity	1,072,066	—	(474,264)	597,802	Total equity
Total liabilities and equity	4,923,267	—	(435,029)	4,488,238	Total liabilities and equity
(1)Concurrently with the adoption of IFRS, the Partnership implemented an accounting policy change related to the line items presented in its consolidated statements of financial position, in order to more closely align with the presentation adopted by its parent company, Brookfield. The reclassifications in the tables above are primarily as a result of this accounting policy change.

b.Elected optional exemptions from full retrospective application
IFRS 1 provides entities preparing their first consolidated financial statements in accordance with IFRS with several optional exemptions from full retrospective application of IFRS. The Partnership has applied certain of these optional exemptions as described below:
Business combinations
This exemption allows the Partnership to not apply IFRS 3 – Business Combinations retrospectively to past business combinations. The Partnership has elected to apply this exemption and therefore has not restated business combinations that took place prior to the Transition Date. Any goodwill arising on such business combinations before the Transition Date remains at the carrying value determined under its previous GAAP. Regardless of whether there is any indication that goodwill may be impaired, entities which are first-time adopters of IFRS shall test goodwill for impairment at the date of transition.
Share-based payment transactions
This exemption allows the Partnership to not apply IFRS 2 – Share-based Payments to equity instruments granted on or before November 7, 2002, or to equity instruments granted after November 7, 2002 and vested before the Transition Date. This exemption also allows the Partnership to not apply IFRS 2 – Share-based Payments to liabilities arising from share-based payment transactions that were settled before the Transition date. The Partnership has elected to apply this exemption and therefore not to apply IFRS 2 to equity instruments granted on or before November 7, 2002, to equity instruments granted after November 7, 2002 that had vested by the Transition Date and to liabilities arising from share-based payment transactions that were settled before the Transition Date.
Fair value as deemed cost
This exemption allows the Partnership to initially measure an item of property, plant and equipment, investment property, right-of-use assets or intangible asset at its fair value, or an amount determined by a previous GAAP revaluation, and use that amount as deemed cost as at the Transition Date on an asset-by-asset basis. The Partnership has elected to apply this exemption and measure all of its Vessels and equipment and Advances on newbuilding contracts at their fair value as at the Transition Date.
Assets and liabilities of subsidiaries, joint ventures and associates
This exemption allows the Partnership to measure the assets and liabilities in subsidiaries, joint ventures and associates, which transitioned to IFRS at a date earlier than the Transition Date for the Partnership, at the carrying amounts in those subsidiaries, joint ventures or associates financial statements, after adjusting for equity accounting adjustments and differences in accounting policies. The Partnership has elected to apply this exemption to its equity-accounted investments.
c.Mandatory exceptions to retrospective application of IFRS
In preparing these consolidated financial statements in accordance with IFRS 1, the Partnership has applied the following mandatory exceptions, which had an impact on the Partnership from full retrospective application of IFRS:
Derecognition of financial assets and liabilities
A first-time adopter is required to apply the derecognition requirements in IFRS 9 - Financial Instruments prospectively to transactions occurring on or after the Transition Date, but not retrospectively to financial assets or liabilities already derecognized prior to the Transition Date. The Partnership has applied this mandatory exception for the derecognition of financial assets and liabilities occurring on or after the Transition Date and has not applied this requirement retrospectively.
Impairment of financial assets
A first-time adopter is required to apply the impairment requirements of IFRS 9 - Financial Instruments. The Partnership has determined that an expected credit loss (ECL) provision is not material and therefore has not recognized an ECL provision as at the Transition Date.
Estimates
The Partnership's estimates in accordance with IFRS at the Transition Date are consistent with the estimates made at the same date in accordance with its Previous GAAP. Estimates made by the Partnership under its previous GAAP have been reassessed under IFRS as a result of changes in accounting policies. IFRS has a lower threshold for the recognition of a provision and requires the recognition of the mid-point of a range of estimates in situations where no single outcome within the range represents the best outcome, whereas the Partnership's previous GAAP required the recognition of the minimum amount of the range.
d.Reconciliation of Equity from previous GAAP to IFRS
The following is a reconciliation of the Partnership's equity reported in accordance with previous GAAP to its equity reported in accordance with IFRS as at the Transition Date:

		PARTNER'S EQUITY
		LIMITED PARTNERS
	Note	Common Units and Additional Paid-in Capital $	Preferred Units $	General Partner $	Warrants $	Accumulated Other Comprehensive Income $	Non- controlling Interests $	Total Equity $
As reported under previous GAAP - December 31, 2018		883,090	384,274	15,055	132,225	7,361	37,119	1,459,124
Transitional adjustments increasing (decreasing) reported amount:
Vessels and equipment	(i)	(646,673)	—	(4,955)	—	—	3,220	(648,408)
Advances on newbuilding contracts	(ii)	39,778	—	305	—	—	—	40,083
Equity-accounted investments	(iii)	(3,357)	—	(26)	—	—	—	(3,383)
Goodwill	(iv)	(2,017)	—	(15)	—	—	—	(2,032)
Provisions	(v)	(16,771)	—	(129)	—	—	—	(16,900)
Off-market contract	(vi)	14,947	—	115	—	—	—	15,062
Warrants	(vii)	81,091	—	621	(132,225)	—	—	(50,513)
As reported under IFRS - January 1, 2019		350,088	384,274	10,971	—	7,361	40,339	793,033

The following is a reconciliation of the Partnership's equity reported in accordance with previous GAAP to its equity reported in accordance with IFRS as at December 31, 2019:

		PARTNER'S EQUITY
		LIMITED PARTNERS
	Note	Common Units and Additional Paid-in Capital $	Preferred Units $	General Partner $	Warrants $	Accumulated Other Comprehensive Income $	Non- controlling Interests $	Total Equity $
As reported under previous GAAP - December 31, 2019		505,394	384,274	12,164	132,225	4,410	33,599	1,072,066
Transitional adjustments increasing (decreasing) reported amount:
Vessels and equipment	(i)	(478,567)	—	(3,670)	—	—	(3,805)	(486,042)
Advances on newbuilding contracts	(ii)	39,778	—	305	—	—	—	40,083
Equity-accounted investments	(iii)	(2,389)	—	(20)	—	—	—	(2,409)
Goodwill	(iv)	(2,017)	—	(15)	—	—	—	(2,032)
Provisions	(v)	(16,771)	—	(129)	—	—	—	(16,900)
Warrants	(vii)	131,221	—	1,004	(132,225)	—	—	—
Derecognition of financial liabilities	(viii)	(6,816)	—	(51)	—	—	—	(6,867)
Other		(96)	—	(1)	—	—	—	(97)
As reported under IFRS - December 31, 2019		169,737	384,274	9,587	—	4,410	29,794	597,802

(i)Vessels and equipment - Under the Partnership's previous GAAP, vessels and equipment were measured at cost less accumulated depreciation and adjusted for impairments. As part of the transition to IFRS, the Partnership elected to apply the fair value as deemed cost optional exemption to its vessels and equipment as at the Transition Date. The decrease in equity is the net difference between the fair value of vessels and equipment used as a deemed cost and the carrying amounts under the Partnership's previous GAAP. For the year ended December 31, 2019, the lower carrying values from this election decreased the related depreciation and amortization and impairment expense, net.
This decrease in deprecation and amortization as a result of the lower carrying values from this election was partially offset by the requirement, under IFRS, for the Partnership to componentize amounts initially recorded, in respect of vessels and equipment, into their significant components and depreciate each component separately over its expected useful life to its estimated residual value. The Partnership identified additional components relating to its FPSO units, FSO units and Towage vessels which had the impact of increasing depreciation and amortization expense, as these components were depreciated over a shorter estimated useful life.
Under the Partnership's previous GAAP, vessels and equipment were tested for impairment by first comparing the undiscounted cash flows generated by the asset or cash generating unit to the carrying amount. If this test indicated an impairment, the impairment expense was then calculated by comparing the discounted cash flows or appraised values to the carrying amount of the asset or cash generating unit. Under IFRS, an impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal or the value in use, is less than the carrying value of the asset or cash generating unit, whereby the estimated fair value is either the discounted cash flows generated or an appraised value. As a result, the Partnership recorded impairment expenses on additional vessels and equipment under IFRS, when compared to its previous GAAP.
(ii)Advances on newbuilding contracts - Under the Partnership's previous GAAP, advances on newbuilding contracts were measured at cost. As part of the transition to IFRS, the Partnership elected to apply the fair value as deemed cost optional exemption to its advances on newbuilding contracts as at the Transition Date. The increase in equity is the net difference between the fair value used as deemed cost and the carrying amount under the Partnership's previous GAAP. When the vessels and equipment are delivered to the Partnership, this associated increase in the advances in newbuildings balance will be depreciated on a straight-line basis over the vessel and equipment's expected useful life to their estimated residual value.
(iii)Equity-accounted investments - The Partnership's equity-accounted investments, which are all joint ventures, transitioned to IFRS at a date earlier than the Transition Date for the Partnership. The Partnership elected the apply the optional exemption to measure the assets and liabilities in its equity-accounted investments at their carrying amount, after adjusting for equity accounting adjustments and differences in accounting policies. This exemption was applied by the Partnership as at the Transition Date and in all subsequent periods.
(iv)Goodwill - As at the Transition Date, the Partnership determined that the carrying amount of goodwill associated with its Towage segment was $nil following the performance of the goodwill impairment test on the Transition Date.
(v)Provisions - Estimates for provisions made by the Partnership under its previous GAAP were reassessed under IFRS, which requires a lower threshold for recognition and requires the recognition of the mid-point of a range of estimates in situations where no single outcome within the range represents the best outcome. As at the Transition Date, the provisions recognized by the Partnership decreased equity by $16.9 million when compared to its previous GAAP.
(vi)Off-market contract - As at the Transition Date, the carrying amount of an off-market contract liability pertaining to the Piranema Spirit FPSO unit was derecognized under IFRS due to the requirement to offset the off-market contract against the cost of the vessel and equipment under IFRS and the Partnership's election to apply the fair value as deemed cost optional exemption to its vessels and equipment as at the Transition Date.
(vii)Warrants - Warrants which the Partnership had previously issued were recorded at their fair value or relative fair value as at the date of issuance and were classified as an equity instrument under the Partnership's previous GAAP. As at the Transition Date, the Partnership classified these warrants as financial liability derivative instruments, which are measured at fair value through profit or loss under IFRS. This classification was applied by the Partnership as at the Transition Date and in all subsequent periods for which the warrants existed.
(viii)Derecognition of financial liabilities - The Partnership has applied the derecognition requirements in IFRS 9 - Financial Instruments prospectively to transactions occurring on or after the Transition Date, but not retrospectively to financial liabilities already derecognized prior to the Transition Date. Under IFRS, the amortized cost of a modified financial liability, in which the terms of the financial liability are not determined to be substantially modified, is recalculated as the present value of the estimated future contractual cash flows, discounted at the original effective interest rate. The resulting gains or losses are recognized in profit or loss. Under the Partnership's previous GAAP, such gains or losses were not recognized.
e.Reconciliation of Net Income and Comprehensive Income from previous GAAP to IFRS
Concurrently with the adoption of IFRS, the Partnership implemented an accounting policy change related to the presentation of total compensation expenses. Previously, compensation expenses relating to shore-based employees were included in general and administrative expenses, whereas in the consolidated statements of income (loss) presented in these consolidated financial statements, the Partnership has included such expenses as a component of direct operating costs.
The following is a reconciliation of the Partnership's net income (loss) and comprehensive income (loss) reported in accordance with its previous GAAP to its net income (loss) and comprehensive income (loss) in accordance with IFRS for the year ended December 31, 2019:

	Note	Year ended December 31, 2019
Net income (loss) as reported under previous GAAP		(350,895)
Transitional adjustments increasing (decreasing) reported net income (loss):
Vessels and equipment	(i)	162,366
Equity-accounted investments	(ii)	974
Off-market contract	(iii)	(15,062)
Warrants	(iv)	50,513
Derecognition of financial liabilities	(v)	(6,867)
Other		(96)
Total adjustments		191,828
Net income (loss) as reported under IFRS		(159,067)
Attributable to:
Limited partners - common units		(181,424)
General partner		(1,384)
Limited partners - preferred units		32,150
Non-controlling interests in subsidiaries		(8,409)

Year ended December 31, 2019
Other comprehensive income (loss) as reported under previous GAAP	(353,846)
Transitional adjustments increasing (decreasing) reported comprehensive income (loss):
Adjustments in net income (loss)	191,828
Other comprehensive income (loss) as reported under IFRS	(162,018)
Attributable to:
Limited partners - common units	(184,353)
General partner	(1,406)
Limited partners - preferred units	32,150
Non-controlling interests in subsidiaries	(8,409)
(i)Vessels and equipment - The Partnership elected to apply the fair value as deemed cost optional exemption to its vessels and equipment as at the Transition Date. The lower carrying values from this election decreased the related depreciation and amortization and impairment expense, net.
This decrease in depreciation expense was partially offset by the Partnership componentizing amounts initially recorded, in respect of vessels and equipment, into their significant components and depreciating each component separately over its expected useful life to an estimated residual value. The Partnership identified additional components relating to its FPSO units, FSO units and Towage vessels, which had the impact of increasing depreciation and amortization expense, as these components were depreciated over a shorter estimated useful life.
Impairment expense, net was also impacted by a lower impairment recognition threshold under IFRS compared to the Partnership's previous GAAP. This resulted in an increase in the related impairment expense, net.
(ii)Equity-accounted investments - The difference in net income (loss) reflects the impact of the Partnership adopting the IFRS carrying values of its equity-accounted investments after adjusting for equity-accounting adjustments and differences in accounting policies.
(iii)Off-market contract - As described in Note 3(d)(vi), the carrying amount of the off-market contract liability recognized by the Partnership under its previous GAAP was derecognized as at the Transition Date to IFRS.
(iv)Warrants - As described in Note 3(d)(vii), under IFRS, the Partnership measured its warrants as financial liability derivative instruments, which are measured at fair value through profit or loss. The effect on net income (loss) relates to the fair value adjustments in the periods subsequent to the Transition Date to IFRS.
(v)Derecognition of financial liabilities - As described in Note 3(d)(viii), under IFRS, a modification gain or loss is recognized on non-substantially modified financial liabilities. The effect on net income (loss) relates to the recognition of the modification gain or loss and the related amortization over the term of the modified financial liability.
f.Reconciliation of Cash Flows from previous GAAP to IFRS
The following items are the differences in the Partnership's consolidated statements of cash flows reported in accordance with its previous GAAP compared to in accordance with IFRS:
(i)Net income (loss) - Includes the differences in net income (loss) between the Partnership's previous GAAP and IFRS as described in Note 3(e) for the year ended December 31, 2019.
(ii)Dry-docking expenditures - Under the Partnership's previous GAAP, dry-dock expenditures were presented as an operating activity. Under IFRS, the Partnership has presented expenditures capitalized during the period a vessel is drydocked as an investing activity and expenditures expensed during the period a vessel is drydocked as an operating activity.
(iii)Lease liability repayments - Under the Partnership's previous GAAP, lease liability repayments were presented as an operating activity. Under IFRS, the lease liability repayments relating to the principal portion of the lease liability are presented as a financing activity.
(iv)Restricted cash - Under the Partnership's previous GAAP, the consolidated statement of cash flows was required to explain the change of the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents during the period. Under IFRS, the consolidated statement of cash flows explains the change of cash and cash equivalents during the period, and the Partnership has presented the movement in restricted cash as an investing activity.